INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11 – INTANGIBLE ASSETS

	As of December 31,
	2018	2017
Intangible assets before impairment	61,493	4,635
Impairment	(1,623)	—
	59,870	4,635

Movements in the impairment of Intangible assets are as follows:

	Years ended December 31,
	2018	2018
At the beginning of the year	—	—
Additions	(1,623)	—
At the end of the year	(1,623)	—

Intangible assets consist as of December 31, 2018 of the following:

	Gross value as of					Gross value as of
	December 31,	Incorporation by merger		Currency translation		December 31,
	2017	(Note 4.a)	CAPEX	adjustments	Decreases	2018
3G/4G licenses	3,635	17,713	—	—	—	21,348
PCS license (Argentina)	—	10,538	—	—	—	10,538
Núcleo´s licenses	—	—	844	33	—	877
SRCE license	879	—	—	—	—	879
Customer relationship	—	15,771	—	73	(609)	15,235
Brands	249	13,030	—	—	—	13,279
Incremental Cost from the adquisition of contracts	—	—	1,348	7	—	1,355
Other	890	2,277	714	14	—	3,895
Total	5,653	(*) 59,329	2,906	127	(609)	67,406

(*) Includes $(125) Retained earnings adjustment. Note 3.u).

	Accumulated				Accumulated
	amortization				amortization	Net carrying
	as of		Currency		as of	value as of
	December 31,		translation		December 31,	December 31,
	2017	Amortization	adjustments	Decreases	2018	2018
3G/4G licenses	—	(1,196)	—	—	(1,196)	20,152
PCS license (Argentina)	—	—	—	—	—	10,538
Núcleo´s licenses	—	(70)	(4)	—	(74)	803
SRCE license	(72)	—	—	—	(72)	807
Customer relationship	—	(3,574)	8	494	(3,072)	12,163
Brands	(89)	(5)	—	—	(94)	13,185
Incremental Cost from the adquisition of contracts	—	(378)	(15)	—	(393)	962
Other	(857)	(155)	—	—	(1,012)	2,883
Total	(1,018)	(5,378)	(11)	494	(5,913)	61,493

Intangible assets consist as of December 31, 2017 of the following:

	Gross value		Gross value	Accumulated		Accumulated	Net carrying
	as of		as of	amortization as of		amortization as of	value as of
	December 31,		December 31,	December 31,		December 31,	December 31,
	2016	CAPEX	2017	2016	Amortization	2017	2017
3G/4G licenses	3,635	—	3,635	—	—	—	3,635
SRCE license	72	807	879	(57)	(15)	(72)	807
Brands	249	—	249	(83)	(6)	(89)	160
Other	890	—	890	(772)	(85)	(857)	33
Total	4,846	807	5,653	(912)	(106)	(1,018)	4,635